Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information derivatives	On December 31, 2023 and 2022 fair value of derivatives held by the Group can be summarized as follows:

	2023	2022
	(US$ millions)
Derivatives
Cash flow hedge derivatives	(40)	(34)
Net derivative asset (liability)	(40)	(34)

Disclosure of nature and extent of risks arising from financial instruments
D.1.1. Fixed and floating rate debt
Financing at December 31, 2023

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	190	369	403	582	855	2,912	5,311
Floating rate financing	12	76	433	420	147	279	1,367
Total(i)	202	445	836	1,002	1,002	3,191	6,678
Weighted average nominal interest rate	6.85%	6.81%	7.93%	6.98%	6.75%	5.83%	6.56%
(i) Excluding vendor financing of $18 million, due within one year, as of December 31, 2023

Financing at December 31, 2022

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	131	383	501	376	718	3,466	5,574
Floating rate financing	49	12	63	402	404	300	1,230
Total	180	394	564	777	1,122	3,766	6,804
Weighted average nominal interest rate	7.68%	5.71%	6.11%	7.46%	6.49%	5.88%	6.22%
A 100 basis point fall or rise in market interest rates for all currencies in which the Group had borrowings at December 31, 2023 would increase or reduce profit before tax from continuing operations for the year by approximately $14 million (2022: $12 million).
Debt denomination at December 31

	2023	2022
	(US$ millions)
Debt denominated in US dollars	3,859	4,100
Debt denominated in currencies of the following countries:
Guatemala	640	595
Colombia	694	605
Bolivia	246	260
Paraguay	158	171
El Salvador(i)	174	173
Panama(i)	759	773
Luxembourg (COP denominated)	38	30
Costa Rica	110	96
Total debt denominated in other currencies	2,819	2,704
Total debt (ii)	6,678	6,804
(i) El Salvador's official unit of currency is the U.S. dollar, while Panama uses the U.S. dollar as legal tender. The Group's local debt in both countries is therefore denominated in U.S. dollars but presented as local currency (LCY).
(ii) Excluding vendor financing of $18 million in Colombia, due within one year, as of December 31, 2023.

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2023

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing (i)	(203)	(3,309)	(3,232)	(6,744)
Outstanding amortized costs undiscounted	1	24	41	66
Lease liability	(189)	(498)	(355)	(1,043)
Cash and equivalents	775	—	—	775
Derivative and vendor financing	(12)	(46)	—	(58)
Pledged deposits	5	—	—	6
Net cash (debt) including derivatives related to debt	377	(3,829)	(3,547)	(6,999)
Future interest commitments related to debt and financing	(427)	(1,270)	(93)	(1,791)
Future interest commitments related to leases	(108)	(286)	(108)	(502)
Trade payables (excluding accruals)	(582)	—	—	(582)
Other financial liabilities (including accruals)	(957)	—	—	(957)
Trade receivables	443	—	—	443
Other financial assets	224	78	—	302
Net financial liabilities	(1,031)	(5,306)	(3,748)	(10,086)
(i) Excluding vendor financing of $18 million as of December 31, 2023.

Maturity profile of net financial liabilities at December 31, 2022

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(181)	(2,880)	(3,813)	(6,875)
Outstanding amortized costs undiscounted	1	23	47	71
Lease liability	(163)	(478)	(374)	(1,016)
Cash and equivalents	1,039	—	—	1,039
Derivative financial instruments	—	(34)	—	(34)
Net cash (debt) including derivatives related to debt	697	(3,370)	(4,141)	(6,814)
Future interest commitments related to debt and financing	(416)	(1,349)	(111)	(1,877)
Future interest commitments related to leases	(106)	(290)	(135)	(531)
Trade payables (excluding accruals)	(689)	—	—	(689)
Other financial liabilities (including accruals)	(867)	—	—	(867)
Trade receivables	379	—	—	379
Other financial assets	232	71	—	303
Net financial liabilities	(770)	(4,938)	(4,387)	(10,095)

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2023

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing (i)	(203)	(3,309)	(3,232)	(6,744)
Outstanding amortized costs undiscounted	1	24	41	66
Lease liability	(189)	(498)	(355)	(1,043)
Cash and equivalents	775	—	—	775
Derivative and vendor financing	(12)	(46)	—	(58)
Pledged deposits	5	—	—	6
Net cash (debt) including derivatives related to debt	377	(3,829)	(3,547)	(6,999)
Future interest commitments related to debt and financing	(427)	(1,270)	(93)	(1,791)
Future interest commitments related to leases	(108)	(286)	(108)	(502)
Trade payables (excluding accruals)	(582)	—	—	(582)
Other financial liabilities (including accruals)	(957)	—	—	(957)
Trade receivables	443	—	—	443
Other financial assets	224	78	—	302
Net financial liabilities	(1,031)	(5,306)	(3,748)	(10,086)
(i) Excluding vendor financing of $18 million as of December 31, 2023.

Maturity profile of net financial liabilities at December 31, 2022

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Outstanding debt and financing	(181)	(2,880)	(3,813)	(6,875)
Outstanding amortized costs undiscounted	1	23	47	71
Lease liability	(163)	(478)	(374)	(1,016)
Cash and equivalents	1,039	—	—	1,039
Derivative financial instruments	—	(34)	—	(34)
Net cash (debt) including derivatives related to debt	697	(3,370)	(4,141)	(6,814)
Future interest commitments related to debt and financing	(416)	(1,349)	(111)	(1,877)
Future interest commitments related to leases	(106)	(290)	(135)	(531)
Trade payables (excluding accruals)	(689)	—	—	(689)
Other financial liabilities (including accruals)	(867)	—	—	(867)
Trade receivables	379	—	—	379
Other financial assets	232	71	—	303
Net financial liabilities	(770)	(4,938)	(4,387)	(10,095)

Disclosure of detailed information about managing capital
Net debt to EBITDAaL (i)

	Note	2023		2022
	(US$ millions)
EBITDA	B.3.	2,111		2,228
Lease interest expense		(117)		(124)
Right of use assets depreciation	E.3.	(183)		(168)
EBITDAaL (ii)		1,812		1,936
Net debt (iii)	C.6.	5,956		5,799
Net debt to EBITDAaL (iv)		3.29	x	2.99	x
(i)    The Group now presents Net debt to EBITDAal (vs. Net financial obligations to EBITDA before) in order to better align with the Group's peers and expectations of investors/analysts. 2022 figures have been represented accordingly.
(ii) 'EBITDA after Leases' (EBITDAaL) represents EBITDA after lease interest expense and depreciation charge (excluding Africa).
(iii) 'Net debt' is debt and financial liabilities, including derivative instruments (assets and liabilities), less cash and pledged and time deposits. In 2023, the definition of Net Debt has changed to include derivative financial instruments in order to have a more comprehensive view of the Group's financial obligations. 2022 figures have also been represented accordingly.
(iv) The ratio is above 3.0x on an accounting basis, however, according to the terms of the Group's indentures, this ratio is calculated on a different basis, resulting in a ratio below 3.0x for covenant purposes.

Gearing ratio
The Group reviews its gearing ratio (net debt divided by total capital plus net debt) periodically. Capital represents equity attributable to the equity holders of the parent.

	Note	2023	2022
	(US$ millions)
Net debt	C.6.	5,956	5,799
Equity attributable to Owners of the Company	C.1.	3,529	3,605
Net debt and equity		9,485	9,404
Gearing ratio		0.63	0.62